FINANCIAL EXPENSES (INCOME), NET	6 Months Ended
Dec. 31, 2012
FINANCIAL EXPENSES (INCOME), NET [Abstract]
FINANCIAL EXPENSES (INCOME), NET

NOTE 8 - FINANCIAL EXPENSES (INCOME), NET:

	Three months ended December 31,		Six months ended December 31,
	2012	2011	2012	2011
	($ in thousands)		($ in thousands)
Bank commissions	$8	$8	17	$16
Interest income	(6)	(11)	(15)	(32)
Exchange rate differences	(81)	32	(75)	138
Interest expense (including debt issuance costs)	1,120	10	2,108	25
Change in fair value of warrants and embedded derivatives	(3,529)		(305)
	$(2,488)	$39	$1,730	$147